Operating Leases (Details) - Schedule of operating lease related assets and liabilities recorded on the balance sheets - USD ($)	Jan. 31, 2022	Jul. 31, 2021
Schedule of operating lease related assets and liabilities recorded on the balance sheets [Abstract]
Right-of- use assets, net	$ 490,724	$ 745,125
Operating lease liabilities, current	262,361	382,298
Operating lease liabilities, noncurrent	270,906	387,307
Total operating lease liabilities	$ 533,267	$ 769,605